Material related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Details of Balances with Related Parties

Remuneration for key management personnel of the Group, including amounts paid to the Company’s directors (excluding independent non-executive directors) as disclosed in Note 59, is as follows:

	2018	2017	2016
	RMB ’000	RMB ’000	RMB ’000
Salaries, wages and welfare	15,218	12,151	8,219
Retirement scheme contributions	1,797	1,841	1,594

	17,015	13,992	9,813

	2018	2017	2016
	RMB ’000	RMB ’000	RMB ’000
Directors and supervisors (Note 59)	878	2,952	2,159
Senior management	16,137	11,040	7,654

	17,015	13,992	9,813

Details of Significant Transactions with Related Parties

Details of the significant transactions carried out by the Group are as follows:

		2018	2017	2016
	Note	RMB million	RMB million	RMB million
Income received from CSAH and its affiliates
Cargo handling income and rental income	(i)	4	3	6
Aviation material sales income	(ii)	6	4	—
Entrusted management income	(iii)	27	—	—
Others		9	8	1

Expenses paid to CSAH and its affiliates
Cargo handling charges	(i)	111	112	117
Commission expenses	(i)	14	44	99
Transportation expense	(i)	10	—	—
Maintenance material purchase expense and lease charges for maintenance material	(ii)	98	43	—
Software service expenses	(ii)	5	4	—
Air catering supplies expenses	(iv)	135	125	124
Repairing charges	(v)	1,184	1,537	1,877
Lease charges for land and buildings	(vi)	294	189	193
Handling charges	(xxv)	—	—	60
Property management fee	(vii)	106	72	70
Acquisition of property	(viii)	160	—	—
Others		5	12	14

Expenses paid to joint ventures and associates
Repairing charges	(v)	786	—	—
Repairing charges and maintenance material purchase expenses	(ix)	2,692	2,492	2,073
Flight simulation service charges	(x)	—	194	342
Training expenses	(xi)	—	36	110
Ground service expenses	(xii)	123	123	120
Air catering supplies	(xiii)	98	109	115
Advertising expenses	(xiv)	105	74	71
Property management fee	(xv)	28	26	—
Others		7	6	3

Income received from joint ventures and associates
Maintenance material sales and handling income	(xvi)	15	28	10
Disposal of equipment	(xv)	—	—	39
Rental income	(x)	—	18	33
Entrustment income for advertising media business	(xiv)	1	20	22
Repairing income	(xvii)	11	1	12
Air catering supplies income	(xvii)	16	26	23
Commission income	(xviii)	20	26	26
Ground service income	(xix)	13	10	9
Labor service income and rental income	(xx)	22	20	—
Others		13	7	8

Income received from other related company
Air tickets income	(xxi)	9	6	9

Expenses paid to other related companies
Advertising expenses	(xxi)	10	10	9
Computer reservation services	(xxiii)	592	576	523
Aviation supplies expenses	(xxii)	48	39	36
Canteen Service	(xxii)	19	15	—
Others		3	4	—

	Note	2018	2017	2016
		RMB million	RMB million	RMB million
Acquisition from CSAH and its affiliates
Acquisition of a subsidiary	(xiv)	—	47	400
Acquisition of property, plant and equipment	(xxvi)	—	—	56
Equity transaction	(v)	1,602	—	—

Aircraft related transactions with CSAH and its affiliates
Finance lease of aircraft	(xxiv)	8,221	6,831	—
Operating lease charges on aircraft	(xxiv)	91	—	—
Consideration of disposal of aircraft	(xxiv)	481	—	—

(i)

China Southern Airlines Group Ground Services Co., Ltd. (“GSC”) is a wholly-owned subsidiary of CSAH. Cargo handling income/charges are earned/payable by the Group in respect of the cargo handling service with GSC.

Commission is earned by GSC in connection with the air tickets sold by them on behalf of the Group. Commission is calculated based on the rates stipulated by the Civil Aviation Administration of China and International Air Transportation Association. GSC also provides transportation service to the Group.

In addition, the Group leased certain equipment to GSC under operating lease agreements.

(ii)	China Aviation Supplies Holding Company (“CASC”) is an associate of CSAH

The Group purchases software service, as well as purchases and leases maintenance material from CASC, and CASC also purchases maintenance material from the Group.

(iii)	The Group provides entrusted management service to CSAH.

(iv)	Shenzhen Air Catering Co., Ltd. (“SACC”) is an associate of CSAH.

Air catering supplies expenses are payable by the Group in respect of certain in-flight meals and related services with SACC.

(v)	MTU, a former joint venture of CSAH, provides comprehensive maintenance services to the Group.

The CSAH Group subscribed the new A shares (Note 48) of the Company with the equity interests held in MTU, which representing 50% of the total equity interests, and a cash consideration of RMB1,204 million.

(vi)	The Group leases certain land and buildings in the PRC from CSAH and its affiliates. The amount represents rental payments for land and buildings paid or payable to CSAH and its affiliates.

(vii)

China Southern Airlines Group Property Management Co., Ltd., a wholly-owned subsidiary of CSAH. COHL&CSAH Construction Development Co.,Ltd., a joint venture of CSAH. Both of them provide property management services to the Group.

(viii)	The Group acquires properties from COHL&CSAH Construction Development Co.,Ltd.
(ix)	GAMECO and Shenyang Northern Aircraft Maintenance Ltd. (“SNAM”), joint ventures of the Group, provide comprehensive maintenance services to the Group.

The Group also purchases maintenance material from GAMECO.

(x)

Zhuhai Xiang Yi, a former joint venture of the Group, provides flight simulation services to the Group. In addition, the Group leased certain flight training facilities and buildings to Zhuhai Xiang Yi.

In July 2017, Zhuhai Xiang Yi became a wholly-owned subsidiary of the Company. The amount represents the transactions in 2017 which incurred prior to the acquisition.

(xi)	Flying College, a former joint venture of the Group, provides training services to the Group.

Flying College became a subsidiary of the Group on November 20, 2018 (Note 23(iv)).

(xii)	Beijing Aviation Ground Services Co.,Ltd. and Shenyang Konggang Logistic Co., Ltd., associates of the Group provide ground services to the Group.

(xiii)	Beijing Airport Inflight Kitchen Co.,Ltd., is an associate of the Group and provides air catering related services to the Group.

(xiv)	SACM, an associate of the Group, provides advertising services to the Group. The Group provides certain media resources to SACM.

XACM, a former associate of Xiamen Airlines, provided advertising service to Xiamen Airlines. In October 2017, XACM became a wholly-owned subsidiary of Xiamen Airlines. Xiamen Airlines provides certain media resources to XACM before the acquisition.

(xv)	Xinjiang Civil Aviation Property Management Ltd., an associate of the Group, provides property management services to the Group. The Group disposed of equipment to GAMECO in 2016.

(xvi)	The Group imports and sells maintenance materials to GAMECO and earns maintenance material sales and handling income.

(xvii)	The Group provides repairing service and air catering supplies service to Sichuan Airlines.

(xviii)	The Group provides certain website resources to SA Finance for the sales of air insurance.

(xix)	The Group provides ground services to Shenyang Konggang Logistic Co.,Ltd., and Sichuan Airlines, which are associates of the Group.

(xx)	The Group provides labor service to SNAM, and the charge rates are determined by reference to prevailing market price. In addition, the Group leases certain property and equipment to SNAM.

(xxi)

Phoenix Satellite Television Holdings Ltd., (“the Phoenix Group”) was a related party of the Group as the board chairman of the Phoenix Group was appointed as a non-executive director of the Group and resigned on December 20, 2017. The transaction incurred in the current year before December 20, 2018 was deemed to be the related party transaction. It provides advertising services to the Group.

In addition, the Group sells tickets to the Phoenix Group on market price.

(xxii)

The chairman of Guangdong Southern Airline Pearl Aviation Services Company Limited (“Pearl Aviation Services”) is the key management personnel of the Company. The Group purchases aviation supplies and canteen services from Pearl Aviation Services.

(xxiii)

China Travel Sky Holding Company is a related party of the Group as a key management personnel of the Group was appointed as the non-executive director of China Travel Sky Holding Company. It provides computer reservation services.

(xxiv)

China Southern Airlines International Finance Leasing Co., Ltd., a wholly-owned subsidiary of CSAH, provides finance and operating lease of aircraft services to the Group. Also, the Group disposed aircraft to China Southern Airlines International Finance Leasing Co., Ltd.

(xxv)

The Group acquires aircraft, flight equipment and other airline-related facilities through SAIETC and pays handling charges to SAIETC, which used to be a wholly-owned subsidiary of CSAH. In August 2016, the Company acquired 100% equity interests in SAIETC from CSAH at a consideration of approximately RMB400 million. SAIETC became a wholly-owned subsidiary of the Company since then.

(xxvi)	The Group acquires properties from Citic Southern Airlines Construction and Development Company Limited, which is an associate of CSAH.

Details of Balances with Related Parties
(i)	Loans from related parties

At December 31, 2018, loans from SA Finance to the Group amounted to RMB758 million (December 31, 2017: RMB431 million).

The unsecured loans are repayable as follows:

	2018	2017
	RMB million	RMB million
Within 1 year	630	273
After 1 year but within 2 years	10	58
After 2 years but within 5 years	118	100

	758	431

(ii)	Entrusted loans from CSAH

The unsecured entrusted loans are repayable as follows:

		2018	2017
	Note	RMB million	RMB million
Within 1 year	36(e)	500	105

(iii)	Deposits placed with SA Finance

	2018	2017
	RMB million	RMB million
Deposits placed with SA Finance	5,583	6,095

Southern Airlines Group Finance Co., Ltd [member]
Statement [LineItems]
Details of Balances with Related Parties

Details of amounts due from/to CSAH and its affiliates, associates, joint ventures and other related company of the Group:

		2018	2017
	Note	RMB million	RMB million
Receivables:
CSAH and its affiliates		51	9
Associates		22	18
Joint ventures		17	49

	42(a)	90	76

		2018	2017
	Note	RMB million	RMB million
Prepayments of acquisition of long-term assets:
CSAH and its affiliates		80	160
An associate		147	—

	30&42(b)	227	160

		2018	2017
	Note	RMB million	RMB million
Payables:
CSAH and its affiliates		49	50
Associates		12	1
Joint ventures		63	48
Other related companies		3	2

	42(c)	127	101

	2018	2017
	RMB million	RMB million
Accrued expenses:
CSAH and its affiliates	62	1,023
Associates	139	95
Joint ventures	2,320	1,086
Other related companies	633	571

	3,154	2,775

	2018	2017
	RMB million	RMB million
Obligations under finance leases:
CSAH and its affiliates	13,360	6,656

	13,360	6,656